Condensed Parent Company Only Financial Statements - Condensed Statements of Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating income
Other income	$ 36,725	$ 28,716	$ 23,597
Operating expenses
Interest expense	59,100	44,704	46,953
Salaries and employee benefits expense	322,586	259,086	244,984
Other expenses	37,343	32,921	31,731
Income (loss) before income tax benefit and increase in equity in undistributed earnings of subsidiaries	206,938	141,065	81,261
Income tax benefit	64,094	35,683	16,133
Net Income	142,844	105,382	65,128
IBERIABANK Corporation
Operating income
Dividends from bank subsidiary	0	0	49,000
Dividends from non-bank subsidiaries	0	0	1,511
Reimbursement of management expenses	59,255	46,433	34,474
Other income	(329)	437	869
Total operating income	58,926	46,870	85,854
Operating expenses
Interest expense	3,393	3,224	3,232
Salaries and employee benefits expense	41,689	31,981	29,159
Other expenses	17,492	14,576	13,651
Total operating expenses	62,574	49,781	46,042
Income (loss) before income tax benefit and increase in equity in undistributed earnings of subsidiaries	(3,648)	(2,911)	39,812
Income tax benefit	800	(518)	(2,808)
Income (loss) before equity in undistributed earnings of subsidiaries	(4,448)	(2,393)	42,620
Equity in undistributed earnings of subsidiaries	147,292	107,775	22,508
Net Income	$ 142,844	$ 105,382	$ 65,128